Business combinations (Tables)	12 Months Ended
Dec. 31, 2024
Combinations of Business [Abstract]
Schedule of Business Combinations

Fair value	Trinks (as of May 2, 2024) (a)

Cash and cash equivalents	991
Short-term-investments	1,788
Trade accounts receivable	1,379
Recoverable taxes	158
Property and equipment	438
Intangible assets - Customer relationship	5,324
Intangible assets - Software	10,502
Other assets	243
Total assets	20,823

Trade accounts payable	187
Labor and social security liabilities	1,840
Taxes payable	252
Deferred tax liabilities	5,381
Total liabilities	7,660

Net assets and liabilities	13,163
Consideration paid (Note 23.3.3)	58,950
Goodwill	45,787

(a)Identification and measurement of assets acquired, liabilities assumed, consideration transferred, and goodwill are final. In the assessment, the Group identified customer relationship, and software as intangible assets. Details on the methods and assumptions adopted to evaluate these assets are described on Note 23.3.2.

Schedule of Intangible Assets

Trinks

Amount	5,324
Method of evaluation	MEEM (a)
Estimated useful life (b)	4 years, 5 months
Discount rate (c)	17.1%
Source of information	Acquirer’s management internal projections

(a)Multi-Period Excess Earnings Method (“MEEM”).
(b)Useful lives were estimated based on internal benchmarks.
(c)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
23.3.2.2. Software

Trinks

Amount	10,502
Method of evaluation	Relief from royalties
Estimated useful life (a)	5 years
Discount rate (b)	17.1%
Source of information	Acquirer’s management internal projections

(a)Useful lives were estimated based on internal benchmarks.
(b)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.

Schedule of Fair Value of Consideration Paid

Trinks

Cash consideration paid to the selling shareholders	10,045
Cash consideration to be paid to the selling shareholders	29,890
Previously held equity interest in the acquire, at fair value (a)	11,728
Contingent consideration (b)	7,287
Total	58,950

(a)Refers to the interest in Trinks' shares previously held by the Group. As a result of the step acquisition, the Group recognized a gain of R$7,406 for the remeasurement of the previously held 19.9% interest in Trinks to fair value, of R$11,728, compared to its carrying amount, of R$4,322.
(b)Refers to contingent consideration that may be paid in 2025 and 2027. The amount is based on predetermined formulas which consider mainly internal metrics and the expected net revenue of Trinks at the end of 2024 and 2026.